Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Sep. 17, 2014	Dec. 31, 2013	Dec. 24, 2013
Series A preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001		$ 0.001
Series A preferred stock, shares authorized	50,000	50,000		50,000
Series A preferred stock, issued	0	0		25,000
Series A preferred stock,outstanding	0	0		25,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000	4,250,000
Common stock, shares issued	10,333,534	10,196,502		5,340,000
Common stock, shares outstanding	9,799,534	9,662,502		4,806,000
Treasury stock, shares	534,000	534,000		534,000